Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets valuation allowance	$ 0	$ 0
Net taxes payable	28,000,000	26,000,000
Unrecognized tax benefits	$ 0	$ 0